17. COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS (Details) (USD $)	Mar. 31, 2013	Sep. 30, 2012
Notes to Financial Statements
2013	$ 80,928	$ 78,396
2014	67,152	81,348
2015	52,261	57,012
2016	0	23,755
2017	0
Beyond	0
Total	$ 200,341	$ 240,511